Financial Risk Management - Currency Risk (Details) - Currency risk - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net monetary assets (liabilities) in currencies other than functional currency	$ 172,475	$ 148,685
GBP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net monetary assets (liabilities) in currencies other than functional currency	114,865	95,943
Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net monetary assets (liabilities) in currencies other than functional currency	11,403	13,024
Indian Rupees
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net monetary assets (liabilities) in currencies other than functional currency	14,866	9,600
Swedish Krona
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net monetary assets (liabilities) in currencies other than functional currency	8,040	10,505
Australian Dollars
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net monetary assets (liabilities) in currencies other than functional currency	4,038	4,392
South African Rand
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net monetary assets (liabilities) in currencies other than functional currency	4,781	2,509
Papua New Guinea Kina
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net monetary assets (liabilities) in currencies other than functional currency	3,179	3,073
Canadian Dollars
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net monetary assets (liabilities) in currencies other than functional currency	447	(465)
Other
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net monetary assets (liabilities) in currencies other than functional currency	$ 10,856	$ 10,104